Global Atlantic BlackRock Selects Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2023

	Shares/ Principal	Fair Value
Exchange Traded Funds - 73.7%
Debt Funds - 27.4%
iShares 1-3 Year Treasury Bond ETF	172,738	$14,192,154
iShares 20+ Year Treasury Bond ETF	23,804	2,532,031
iShares 3-7 Year Treasury Bond ETF	22,082	2,597,947
iShares 7-10 Year Treasury Bond ETF	17,634	1,747,882
iShares iBoxx $ Investment Grade Corporate Bond ETF	108,006	11,838,538
iShares iBoxx High Yield Corporate Bond ETF	45,364	3,427,250
iShares JP Morgan USD Emerging Markets Bond ETF	9,899	854,086
iShares MBS ETF	114,946	10,888,835
Total Debt Funds		48,078,723
Equity Funds - 46.3%
iShares Core Dividend Growth ETF	134,736	6,735,453
iShares Core MSCI EAFE ETF	140,718	9,406,998
iShares Core MSCI Emerging Markets ETF	17,311	844,604
iShares Core S&P 500 ETF	16,628	6,835,438
iShares Core S&P U.S. Growth ETF	328,423	29,154,110
iShares Core S&P U.S. Value ETF	45,791	3,378,460
iShares Global Healthcare ETF	10,437	870,028
iShares Global Materials ETF	20,192	1,689,545
iShares MSCI EAFE Min Vol Factor ETF	25,821	1,746,791
iShares MSCI Eurozone ETF	228,301	10,291,809
iShares MSCI Global Min Vol Factor ETF	27,016	2,613,798
iShares MSCI USA Quality Factor ETF	41,350	5,130,088
iShares U.S. Energy ETF	56,197	2,458,619
Total Equity Funds		81,155,741
Total Exchange Traded Funds
(Cost - $114,149,554)		129,234,464
Variable Insurance Trusts - 22.3%
Asset Allocation Fund - 22.3%
BlackRock Global Allocation VI Fund, Class I (Cost - $38,108,495)*	2,552,658	39,183,305
Short-Term Investments - 3.5%
Money Market Funds - 3.5%
Dreyfus Government Cash Management, 4.71%(a)	4,140,446	4,140,446
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.72%(a)	2,009,604	2,009,604
Total Short-Term Investments (Cost - $6,150,050)		6,150,050
Total Investments - 99.5%
(Cost - $158,408,099)		$174,567,819
Other Assets Less Liabilities - Net 0.5%		890,173
Total Net Assets - 100.0%		$175,457,992

Global Atlantic BlackRock Selects Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

*	Non-income producing security.
(a)	The rate shown is the annualized seven-day yield at period end.

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	8	6/16/2023	$725,400	$(12,903)
MSCI EAFE Future	Goldman Sachs & Co.	68	6/16/2023	7,128,100	(319,470)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	27	6/16/2023	1,343,925	(54,810)
S&P 500 E-Mini Future	Goldman Sachs & Co.	69	6/16/2023	14,275,238	(781,245)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	6	6/16/2023	1,517,820	(47,475)

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(1,215,903)